ACQUISITIONS	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONSCurrent year acquisitions
(i) On November 16, 2023, the Company acquired 100% of the shares of Avidity Science, LLC (“Avidity”), a designer and manufacturer of automated water purification solutions for biomedical and life science applications. The total purchase price paid upon finalization of post-closing adjustments was $267,649 ($195,471 U.S.).

Cash used in investing activities was determined as follows:

Cash consideration	$267,649
Less: cash acquired	(6,100)
$261,549

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$6,100
Other current assets	47,474
Property, plant and equipment	15,649
Right-of-use assets	4,687
Intangible assets with a definite life
Technology	43,542
Customer relationships	56,139
Other	1,284
Intangible assets with an indefinite life
Brands	26,700
Current liabilities	(21,648)
Other long-term liabilities	(5,346)
Deferred tax liability	(9,271)
Net identifiable assets	$165,310
Residual purchase price allocated to goodwill	102,339
Purchase consideration	$267,649

Current assets include accounts receivable of $17,616, representing the fair value of accounts receivable expected to be collected.

The primary factors that contributed to a residual purchase price that resulted in the recognition of goodwill are: the acquired workforce, access to growth opportunities in new markets and with existing customers, and the combined strategic value to the Company’s growth plan. Of the amounts assigned to goodwill and intangible assets, approximately 17% of the aggregate are not expected to be deductible for tax purposes. This acquisition was accounted for as a business combination with the Company as the acquirer of Avidity. The purchase method of accounting was used with an acquisition date of November 16, 2023. Avidity contributed approximately $38,615 in revenue and $926 in net loss from the acquisition date November 16, 2023 to March 31, 2024. If Avidity had been acquired at the beginning of ATS' fiscal year (April 1, 2023), the Company estimates that revenues and net income of the combined Avidity and ATS entity for the twelve months ended March 31, 2024 would have been approximately $64,358 higher and $1,543 lower, respectively.
(ii) On January 1, 2024, the Company acquired 100% of the shares of IT.ACA. Engineering S.r.l. (“ITACA”), an Italian automation system integrator. The total purchase price was $12,444 (8,507 Euros). Cash considerations paid in the fourth quarter of fiscal 2024, was $4,813 (3,290 Euros). The balance of $7,631 (5,217 Euros) will be paid within 36 months of the acquisition date.

On July 3, 2023, the Company acquired 100% of the shares of Odyssey Validation Consultants Limited (“Odyssey”), an Ireland-based provider of digitalization solutions for the life sciences industry. The total purchase price was $5,636 (3,898 Euros).

On June 30, 2023, the Company acquired 100% of the shares of Yazzoom B.V. (“Yazzoom”), a Belgium-based provider of artificial intelligence and machine learning based tools for industrial production. The purchase price, paid in the first quarter of fiscal 2024, was $5,283 (3,655 Euros).

Cash used in investing activities for the three acquisitions was determined as follows:

Cash consideration	$23,363
Less: cash acquired	(8,323)
$15,040

The allocation of the purchase price at fair value for the three acquisitions is as follows:

Purchase price allocation
Cash	$8,323
Other current assets	4,928
Property, plant and equipment	2,064
Right-of-use assets	423
Intangible assets with a definite life
Technology	4,449
Brands	2,053
Customer relationships	1,027
Other	1,429
Current liabilities	(7,243)
Other long-term liabilities	(679)
Deferred tax liability	(1,378)
Net identifiable assets	$15,396
Residual purchase price allocated to goodwill	7,967
Purchase consideration	$23,363

Current assets include accounts receivable of $3,524, representing the fair value of accounts receivable expected to be collected.

The purchase cost was allocated to the underlying assets acquired and liabilities assumed based upon the estimated fair values at the date of acquisition. The allocations to intangible assets were determined using relative values from comparable transactions.

The primary factors that contributed to a residual purchase price that resulted in the recognition of goodwill are: the acquired workforce, access to growth opportunities in new markets and with existing customers, and the combined strategic value to the Company’s growth plan. The amounts assigned to goodwill and intangible assets are not expected to be deductible for tax purposes. These acquisitions were accounted for as business combinations with the Company as the acquirer of Yazzoom, Odyssey, and ITACA. The purchase method of accounting was used with an acquisition date of June 30, 2023 for Yazzoom, July 3, 2023 for Odyssey, and January 1, 2024 for ITACA.
(iii) On May 15, 2024, subsequent to the fourth quarter, the Company announced it had entered into a definitive agreement to acquire Paxiom Group (“Paxiom”). With headquarters in Montreal, Quebec, Paxiom is a provider of primary, secondary, and end-of-line packaging machines in the food and beverage, cannabis, and pharmaceutical industries. The transaction is expected to close in the third calendar quarter of 2024, subject to customary closing conditions.